Note Allowance for loan losses (Credit quality indicators of non-covered loans held-in-portfolio based obligor risk ratings) (Detail) $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[1]	$ 22,346,115	$ 19,404,451
Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		949,996	878,507
Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		782,019	693,008
Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,626,819	1,116,882
Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,605	4,444
Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,868	4,581
Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,365,307	2,697,422
Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		18,980,808	16,707,029
Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		826,079	487,280
Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		15,879	13,589
Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		8,469	11,839
Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		8,530	16,839
Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		32,878	42,267
Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		793,201	445,013
CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,632,115	2,526,146
CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		377,014	189,195
CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		429,836	152,849
CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		415,722	183,346
CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,222,572	525,390
CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,409,543	2,000,756
CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,111,588	1,667,267
CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		328,057	236,520
CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		163,469	149,243
CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		439,409	310,686
CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,915	3,595
CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		932,850	700,044
CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,178,738	967,223
Commercial and industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,529,381	3,453,574
Commercial and industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		198,447	426,689
Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		151,560	370,382
Commercial and industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		388,754	280,868
Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		690	849
Commercial and industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		29	255
Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		739,480	1,079,043
Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,789,901	2,374,531
Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		10,099,163	8,134,267
Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		919,397	865,993
Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		753,334	684,313
Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,252,415	791,739
Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,605	4,444
Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		29	255
Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,927,780	2,346,744
Commercial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		7,171,383	5,787,523
Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		681,106	251,820
Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		22,360	4,612
Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		22,470	6,204
Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		38,662	16,908
Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		83,492	27,724
Construction | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		597,614	224,096
Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		7,036,081	6,502,886
Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		4,810	0
Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,794	0
Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		251,539	241,780
Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		259,143	241,780
Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		6,776,938	6,261,106
Legacy
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[2]	64,436	80,818
Legacy | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,823	7,902
Legacy | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,973	2,491
Legacy | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		6,134	9,204
Legacy | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Legacy | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Legacy | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		9,930	19,597
Legacy | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		54,506	61,221
Leasing
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		627,650	564,389
Leasing | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Leasing | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Leasing | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,009	3,102
Leasing | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Leasing | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Leasing | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,009	3,102
Leasing | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		624,641	561,287
Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,837,679	3,870,271
Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,606	0
Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,448	0
Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		75,060	54,149
Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,839	4,326
Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		81,953	58,475
Consumer | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,755,726	3,811,796
Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,142,280	1,155,229
Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,098	21,070
Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,098	21,070
Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,123,182	1,134,159
Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		315,172	366,162
Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,944	10,643
Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,626	1,639
Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		4,570	12,282
Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		310,602	353,880
Personal
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,375,461	1,375,452
Personal | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,606	0
Personal | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,448	0
Personal | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		23,753	8,951
Personal | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Personal | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		603	912
Personal | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		27,410	9,863
Personal | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,348,051	1,365,589
Auto
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		815,978	767,369
Auto | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Auto | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Auto | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11,609	11,348
Auto | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Auto | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		30	40
Auto | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11,639	11,388
Auto | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		804,339	755,981
Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		188,788	206,059
Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		18,656	2,137
Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		580	1,735
Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		19,236	3,872
Other | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		169,552	202,187
PUERTO RICO
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	17,570,610	15,938,114
PUERTO RICO | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	838,698	812,257
PUERTO RICO | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	742,750	667,699
PUERTO RICO | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,434,132	1,041,784
PUERTO RICO | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	2,605	4,444
PUERTO RICO | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	634	2,114
PUERTO RICO | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	3,018,819	2,528,298
PUERTO RICO | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	14,551,791	13,409,816
PUERTO RICO | Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	132,146	80,077
PUERTO RICO | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,750	2,306
PUERTO RICO | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,280	5,021
PUERTO RICO | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 8,103	$ 3,186
Weighted average obligor risk rating	[3]	11.13	11.69
PUERTO RICO | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 0	$ 0
PUERTO RICO | Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	11,133	10,513
PUERTO RICO | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 121,013	$ 69,564
Weighted average obligor risk rating	[3]	6.04	5.63
PUERTO RICO | CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 2,669,092	$ 2,013,579
PUERTO RICO | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	319,564	171,771
PUERTO RICO | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	423,095	144,104
PUERTO RICO | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 399,076	$ 169,900
Weighted average obligor risk rating	[3]	11.09	11.2
PUERTO RICO | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 0	$ 0
PUERTO RICO | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,141,735	485,775
PUERTO RICO | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 1,527,357	$ 1,527,804
Weighted average obligor risk rating	[3]	6.67	6.83
PUERTO RICO | CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 1,909,244	$ 1,473,362
PUERTO RICO | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	316,079	212,236
PUERTO RICO | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	162,395	144,536
PUERTO RICO | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 436,442	$ 306,014
Weighted average obligor risk rating	[3]	11.23	11.28
PUERTO RICO | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 1,915	$ 3,595
PUERTO RICO | CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	916,831	666,381
PUERTO RICO | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 992,413	$ 806,981
Weighted average obligor risk rating	[3]	7.08	6.96
PUERTO RICO | Commercial and industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 2,657,737	$ 2,807,785
PUERTO RICO | Commercial and industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	187,620	421,332
PUERTO RICO | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	146,216	367,834
PUERTO RICO | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 256,821	$ 272,880
Weighted average obligor risk rating	[3]	11.15	11.48
PUERTO RICO | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 690	$ 849
PUERTO RICO | Commercial and industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	29	255
PUERTO RICO | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	591,376	1,063,150
PUERTO RICO | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 2,066,361	$ 1,744,635
Weighted average obligor risk rating	[3]	7.13	6.89
PUERTO RICO | Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 7,368,219	$ 6,374,803
PUERTO RICO | Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	825,013	807,645
PUERTO RICO | Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	732,986	661,495
PUERTO RICO | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 1,100,442	$ 751,980
Weighted average obligor risk rating	[3]	11.16	11.33
PUERTO RICO | Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 2,605	$ 4,444
PUERTO RICO | Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	29	255
PUERTO RICO | Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	2,661,075	2,225,819
PUERTO RICO | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 4,707,144	$ 4,148,984
Weighted average obligor risk rating	[3]	6.95	6.87
PUERTO RICO | Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 100,948	$ 159,384
PUERTO RICO | Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	7,269	4,612
PUERTO RICO | Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	5,522	6,204
PUERTO RICO | Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 19,806	$ 16,908
Weighted average obligor risk rating	[3]	11.18	11.82
PUERTO RICO | Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 0	$ 0
PUERTO RICO | Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	32,597	27,724
PUERTO RICO | Construction | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 68,351	$ 131,660
Weighted average obligor risk rating	[3]	7.56	7.43
PUERTO RICO | Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	$ 6,127,491	$ 5,450,501
PUERTO RICO | Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	4,810	0
PUERTO RICO | Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	2,794	0
PUERTO RICO | Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	238,002	218,680
PUERTO RICO | Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	245,606	218,680
PUERTO RICO | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	5,881,885	5,231,821
PUERTO RICO | Leasing
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	627,650	564,389
PUERTO RICO | Leasing | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Leasing | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Leasing | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	3,009	3,102
PUERTO RICO | Leasing | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Leasing | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Leasing | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	3,009	3,102
PUERTO RICO | Leasing | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	624,641	561,287
PUERTO RICO | Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	3,346,302	3,389,037
PUERTO RICO | Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,606	0
PUERTO RICO | Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,448	0
PUERTO RICO | Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	72,873	51,114
PUERTO RICO | Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	605	1,859
PUERTO RICO | Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	76,532	52,973
PUERTO RICO | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	3,269,770	3,336,064
PUERTO RICO | Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,128,345	1,140,164
PUERTO RICO | Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	19,098	21,070
PUERTO RICO | Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	19,098	21,070
PUERTO RICO | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,109,247	1,119,094
PUERTO RICO | Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	10,688	13,400
PUERTO RICO | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	394	8,186
PUERTO RICO | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	7
PUERTO RICO | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	394	8,193
PUERTO RICO | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	10,294	5,207
PUERTO RICO | Personal
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,202,835	1,262,533
PUERTO RICO | Personal | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,606	0
PUERTO RICO | Personal | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,448	0
PUERTO RICO | Personal | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	23,116	8,380
PUERTO RICO | Personal | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Personal | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	77
PUERTO RICO | Personal | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	26,170	8,457
PUERTO RICO | Personal | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	1,176,665	1,254,076
PUERTO RICO | Auto
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	815,950	767,296
PUERTO RICO | Auto | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Auto | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Auto | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	11,609	11,348
PUERTO RICO | Auto | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Auto | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	30	40
PUERTO RICO | Auto | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	11,639	11,388
PUERTO RICO | Auto | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	804,311	755,908
PUERTO RICO | Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	188,484	205,644
PUERTO RICO | Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	18,656	2,130
PUERTO RICO | Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	0	0
PUERTO RICO | Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	575	1,735
PUERTO RICO | Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	19,231	3,865
PUERTO RICO | Other | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income	[3]	169,253	201,779
UNITED STATES
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		4,775,505	3,466,337
UNITED STATES | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		111,298	66,250
UNITED STATES | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		39,269	25,309
UNITED STATES | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		192,687	75,098
UNITED STATES | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,234	2,467
UNITED STATES | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		346,488	169,124
UNITED STATES | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		4,429,017	3,297,213
UNITED STATES | Commercial multi-family
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		693,933	407,203
UNITED STATES | Commercial multi-family | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		14,129	11,283
UNITED STATES | Commercial multi-family | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		7,189	6,818
UNITED STATES | Commercial multi-family | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 427	$ 13,653
Weighted average obligor risk rating		11	11
UNITED STATES | Commercial multi-family | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Commercial multi-family | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Commercial multi-family | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		21,745	31,754
UNITED STATES | Commercial multi-family | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 672,188	$ 375,449
Weighted average obligor risk rating		7.15	7.24
UNITED STATES | CRE non-owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 963,023	$ 512,567
UNITED STATES | CRE non-owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		57,450	17,424
UNITED STATES | CRE non-owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		6,741	8,745
UNITED STATES | CRE non-owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 16,646	$ 13,446
Weighted average obligor risk rating		11.02	11
UNITED STATES | CRE non-owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | CRE non-owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | CRE non-owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		80,837	39,615
UNITED STATES | CRE non-owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 882,186	$ 472,952
Weighted average obligor risk rating		6.92	6.83
UNITED STATES | CRE owner occupied
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 202,344	$ 193,905
UNITED STATES | CRE owner occupied | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		11,978	24,284
UNITED STATES | CRE owner occupied | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,074	4,707
UNITED STATES | CRE owner occupied | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 2,967	$ 4,672
Weighted average obligor risk rating		11.07	11.17
UNITED STATES | CRE owner occupied | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | CRE owner occupied | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | CRE owner occupied | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		16,019	33,663
UNITED STATES | CRE owner occupied | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 186,325	$ 160,242
Weighted average obligor risk rating		7.23	7.04
UNITED STATES | Commercial and industrial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 871,644	$ 645,789
UNITED STATES | Commercial and industrial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		10,827	5,357
UNITED STATES | Commercial and industrial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,344	2,548
UNITED STATES | Commercial and industrial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 131,933	$ 7,988
Weighted average obligor risk rating		11.57	11.09
UNITED STATES | Commercial and industrial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Commercial and industrial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Commercial and industrial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		148,104	15,893
UNITED STATES | Commercial and industrial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 723,540	$ 629,896
Weighted average obligor risk rating		6.24	6.29
UNITED STATES | Commercial
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 2,730,944	$ 1,759,464
UNITED STATES | Commercial | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		94,384	58,348
UNITED STATES | Commercial | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		20,348	22,818
UNITED STATES | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 151,973	$ 39,759
Weighted average obligor risk rating		11.5	11.04
UNITED STATES | Commercial | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Commercial | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Commercial | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		266,705	120,925
UNITED STATES | Commercial | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 2,464,239	$ 1,638,539
Weighted average obligor risk rating		6.81	6.74
UNITED STATES | Construction
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 580,158	$ 92,436
UNITED STATES | Construction | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		15,091	0
UNITED STATES | Construction | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		16,948	0
UNITED STATES | Construction | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 18,856	$ 0
Weighted average obligor risk rating		11	0
UNITED STATES | Construction | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Construction | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Construction | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		50,895	0
UNITED STATES | Construction | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 529,263	$ 92,436
Weighted average obligor risk rating		7.79	7.76
UNITED STATES | Mortgages
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 908,590	$ 1,052,385
UNITED STATES | Mortgages | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Mortgages | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Mortgages | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		13,537	23,100
UNITED STATES | Mortgages | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Mortgages | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Mortgages | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		13,537	23,100
UNITED STATES | Mortgages | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		895,053	1,029,285
UNITED STATES | Legacy
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		64,436	80,818
UNITED STATES | Legacy | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,823	7,902
UNITED STATES | Legacy | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,973	2,491
UNITED STATES | Legacy | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 6,134	$ 9,204
Weighted average obligor risk rating		11.11	11.11
UNITED STATES | Legacy | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 0	$ 0
UNITED STATES | Legacy | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Legacy | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		9,930	19,597
UNITED STATES | Legacy | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 54,506	$ 61,221
Weighted average obligor risk rating		7.78	7.7
UNITED STATES | Consumer
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 491,377	$ 481,234
UNITED STATES | Consumer | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Consumer | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Consumer | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,187	3,035
UNITED STATES | Consumer | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Consumer | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		3,234	2,467
UNITED STATES | Consumer | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5,421	5,502
UNITED STATES | Consumer | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		485,956	475,732
UNITED STATES | Credit cards
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		13,935	15,065
UNITED STATES | Credit cards | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Credit cards | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		13,935	15,065
UNITED STATES | Home equity lines of credit
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		304,484	352,762
UNITED STATES | Home equity lines of credit | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Home equity lines of credit | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Home equity lines of credit | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,550	2,457
UNITED STATES | Home equity lines of credit | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Home equity lines of credit | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		2,626	1,632
UNITED STATES | Home equity lines of credit | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		4,176	4,089
UNITED STATES | Home equity lines of credit | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		300,308	348,673
UNITED STATES | Personal
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		172,626	112,919
UNITED STATES | Personal | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Personal | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Personal | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		637	571
UNITED STATES | Personal | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Personal | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		603	835
UNITED STATES | Personal | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		1,240	1,406
UNITED STATES | Personal | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		171,386	111,513
UNITED STATES | Auto
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		28	73
UNITED STATES | Auto | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Auto | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Auto | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Auto | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Auto | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Auto | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Auto | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		28	73
UNITED STATES | Other
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		304	415
UNITED STATES | Other | Watch
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Other | Special Mention
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Other | Substandard
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	7
UNITED STATES | Other | Doubtful
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		0	0
UNITED STATES | Other | Loss
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5	0
UNITED STATES | Other | Sub-total
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		5	7
UNITED STATES | Other | Pass / Unrated
Financing Receivable, Recorded Investment
Loans held-in-portfolio, net of unearned income		$ 299	$ 408

[1]	Non-covered loans held-in-portfolio at December 31, 2015 are net of $108 million in unearned income and exclude $137 million in loans held-for-sale. (December 31, 2014 - $94 million in unearned income and $106 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.
[3]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.